UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:               March 31, 2004
                                                            -------------------

Check here if Amendment: |_|;                        Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caldwell & Orkin, Inc.
Address:  Suite 150
          6200 The Corners Parkway
          Norcross, Georgia  30092


Form 13F File Number: 28-   2699
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Orkin
Title:    CEO
Phone:    (678) 533-7850

Signature, Place, and Date of Signing:

/s/ Michael B. Orkin         Norcross, Georgia              May 3, 2004
---------------------    ----------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                        -------------

Form 13F Information Table Entry Total:     90
                                        -------------

Form 13F Information Table Value Total: $   238,795
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

 1        28-3468                       C & O Funds Advisor, Inc.
 -        -------                       -------------------------


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1

                                                               FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE    SHARED    NONE
        --------------          --------------    -----      ----------------  ---------------- --------     ----    ------    ----
KIDS ENTERTAINMENT, INC.       COM              350865101     664       29700   SH         Sole               29700
ABX AIR, INC.                   COM              00080s101     980      154400  SH         Sole              154400
AEROPOSTALE, INC.               COM              007865108     809       22300  SH         Sole               22300
AMERICA MOVIL-ADR               COM              02364w105    3745       96900  SH         Sole               96900
AMERICAN EXPRESS CO.            COM              025816109    7342      141600  SH         Sole              141600
AMERITRADE HLDG CORP            COM              03074k100    2981      193600  SH         Sole              193600
ANDREW CORP                     COM              034425108    3525      201450  SH         Sole              201450
ANGIOTECH PHARMACEUTICALS       COM              034918102    3932      161000  SH         Sole              161000
APACHE CORP                     COM              037411105     288        6680  SH         Sole                6680
ARADIGM CORP.                   COM              038505103     779      331400  SH         Sole              331400
AUTOBYTEL.COM                   COM              05275n106     989       74900  SH         Sole               74900
BANC ONE CORP COM               COM              06423a103    6551      120150  SH         Sole              120150
BEBE STORES, INC.               COM              075571109    3881      115700  SH         Sole              115700
BERKSHIRE HATHAWAY CL.B         COM              084670207    8390        2697  SH         Sole                2697
BOSTON SCIENTIFIC CORP.         COM              101137107    5882      138800  SH         Sole              138800
BRISTOL-MEYERS SQUIBB CO        COM              110122108    2324       95900  SH         Sole               95900
BRUNSWICK CORP.                 COM              117043109    4471      109500  SH         Sole              109500
CARMAX GROUP                    COM              143130102     637       21800  SH         Sole               21800
CASELLA WASTE SYSTEMS           COM              147448104    1410       97000  SH         Sole               97000
CHESAPEAKE ENERGY CORP.         COM              165167107    3745      279500  SH         Sole              279500
CHICAGO BRIDGE & IRON-NY SHR    COM              167250109    2826      101550  SH         Sole              101550
CHICO'S FAS, INC.               COM              168615102    3035       65400  SH         Sole               65400
CIT GROUP                       COM              125581108    3554       93400  SH         Sole               93400
COACH, INC.                     COM              189754104    2959       72200  SH         Sole               72200
COMCAST CORP. SP/CL-A           COM              20030n200    1704       61200  SH         Sole               61200
CORNING, INC.                   COM              219350105    3310      296100  SH         Sole              296100
COX COMMUNICATIONS INC          COM              224044107     809       25600  SH         Sole               25600
CYBERSOURCE CORP.               COM              23251j106    1241      255400  SH         Sole              255400
DOVER CORP.                     COM              260003108    2917       75250  SH         Sole               75250
DUKE ENERGY                     COM              264399106    8305      367500  SH         Sole              367500
ECHOSTAR COMMUNICATIONS         COM              278762109     727       22200  SH         Sole               22200
ENDOLOGIX INC.                  COM              29266s106     470       84700  SH         Sole               84700
EXXON MOBIL CORP.               COM              30231G102     441       10608  SH         Sole               10608
FPL GROUP                       COM              302571104     201        3000  SH         Sole                3000
GENERAL ELECTRIC CO.            COM              369604103    4477      146700  SH         Sole              146700
GLOBAL PAYMENTS                 COM              37940x102    2173       48200  SH         Sole               48200
GLOBAL SANTAFE CORP.            COM              g3930e101    4438      159800  SH         Sole              159800
GOLAR LNG LTD.                  COM              g9456a100     596       39400  SH         Sole               39400
GOLDEN WEST FINANCIAL           COM              381317106    4948       44195  SH         Sole               44195
GUILFORD PHARMACEUTICALS        COM              401829106    1033      141900  SH         Sole              141900
HARSCO CORP.                    COM              415864107    1269       27900  SH         Sole               27900
HOME DEPOT INC.                 COM              437076102    2365       63300  SH         Sole               63300
HUBBELL, INC.-B                 COM              443510201    1019       25400  SH         Sole               25400
IAMGOLD CORPORATION             COM              450913108     983      150700  SH         Sole              150700
ISHARES MSCI JAPAN              COM              464286848    1405      129300  SH         Sole              129300
J.C. PENNEY CO.                 COM              708160106    1763       50700  SH         Sole               50700
JOHNSON & JOHNSON               COM              478160104     304        6000  SH         Sole                6000
JOY GLOBAL, INC.                COM              481165108     460       16400  SH         Sole               16400
LEXAR MEDIA INC.                COM              52886p104    2517      152000  SH         Sole              152000
LIFETIME HOAN CORP.             COM              531926103    1010       57600  SH         Sole               57600
MEDAREX, INC.                   COM              583916101    1274      142000  SH         Sole              142000
MICRO THERAPEUTICS INC.         COM              59500w100    1068      254400  SH         Sole              254400
MICROSOFT CORP                  COM              594918104     249       10000  SH         Sole               10000
MURPHY OIL CORP.                COM              626717102     227        3600  SH         Sole                3600
NABORS INDUSTRIES LTD.          COM              g6359f103    4095       89500  SH         Sole               89500
NEKTAR THERAPUTICS              COM              640268108    5180      240700  SH         Sole              240700
NEWMONT MINING CORP.            COM              651639106     326        7000  SH         Sole                7000
NOBLE CORP.                     COM              g65422100    3281       85400  SH         Sole               85400
NORTHERN ORION RESOURCES        COM              665575106     729      228500  SH         Sole              228500
OPLINK COMMUNICATIONS           COM              68375q106     528      212000  SH         Sole              212000
PATTERSON ENERGY                COM              703481101    3307       93400  SH         Sole               93400
PETMED EXPRESS, INC.            COM              716382106     440       40000  SH         Sole               40000
PFIZER INC COM                  COM              717081103    4083      116500  SH         Sole              116500
PHARMACEUTICAL RESOURCES, INC.  COM              717125108    5527       97200  SH         Sole               97200
PPL CORP.                       COM              69351t106     365        8000  SH         Sole                8000
PRAXAIR INC                     COM              74005P104    2184       58840  SH         Sole               58840
RAE SYSTEMS, INC.               COM              75061p102     488      120300  SH         Sole              120300
REPUBLIC SERVICES               COM              760759100    3381      124900  SH         Sole              124900
S&P 500 DEPOSITARY RECEIPT      COM              78462f103   19973      176600  SH         Sole              176600
SAFLINK CORP.                   COM              786578302     317      103000  SH         Sole              103000
SOVEREIGN BANCORP, INC.         COM              845905108    3894      181800  SH         Sole              181800
ST. JOE COMPANY                 COM              790148100    2360       58000  SH         Sole               58000
SUPERGEN, INC.                  COM              868059106     620       48400  SH         Sole               48400
TELEKOMUNIK INDONESIA-ADR       COM              715684106    1097       65100  SH         Sole               65100
TEVA PHARMACEUTICAL ADR         COM              881624209     209        3300  SH         Sole                3300
THE FINISH LINE                 COM              317923100    2327       63200  SH         Sole               63200
THOMAS & BETTS CORP.            COM              884315102     724       33200  SH         Sole               33200
TIME WARNER, INC.               COM              887317105    6302      373800  SH         Sole              373800
TRANSOCEAN OFFSHORE INC.        COM              g90078109    2254       80800  SH         Sole               80800
TUCOWS, INC.                    COM              898697107     218      294000  SH         Sole              294000
TUMBLEWEED COMMUNICATIONS       COM              899690101     653       93100  SH         Sole               93100
TXU CORP                        COM              873168108    4918      171600  SH         Sole              171600
TYCO INT'L LTD.                 COM              902124106    6203      216500  SH         Sole              216500
UNITED HEALTHCARE CORP          COM              91324p102    5838       90600  SH         Sole               90600
URBAN OUTFITTERS, INC.          COM              917047102     904       18800  SH         Sole               18800
VARIAN MEDICAL SYSTEMS          COM              92220p105    5144       59600  SH         Sole               59600
WALT DISNEY                     COM              254687106     275       11000  SH         Sole               11000
WASHINGTON POST CL B            COM              939640108    3811        4309  SH         Sole                4309
WATSON PHARMACEUTICALS          COM              942683103    6819      159350  SH         Sole              159350
WEB MD                          COM              94769m105     619       69600  SH         Sole               69600

REPORT SUMMARY                          90 DATA RECORDS   238795        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


